BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about balances with related parties in statements of profit or loss and other comprehensive income (Details) - CAD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
General and administrative and Interest expenses	$ 11,008	$ 21,460	$ 17,221	[1]
Related parties [Member]
Disclosure of transactions between related parties [line items]
General and administrative and Interest expenses	$ 641	$ 1,064	$ 1,116

[1]	Reclassified in respect of discontinued operations - see Note 25.